Net operating revenue - Geographical information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net revenue	R$ 788,159	R$ 685,559	R$ 571,590
Assets	2,563,943	1,647,676	1,564,024
Liabilities	774,099	590,467	393,504
In Brazil
Disclosure of geographical areas [line items]
Net revenue	747,344	646,837	553,550
Assets	2,527,352	1,619,075	1,542,294
Liabilities	755,440	574,887	379,576
Abroad
Disclosure of geographical areas [line items]
Net revenue	40,815	38,722	18,040
Assets	36,591	28,601	21,730
Liabilities	R$ 18,659	R$ 15,580	R$ 13,928